Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following table represents a summary of the pre-tax recognized in 2016 by transaction component, including other related transaction components, as well as the related classification within the Consolidated Financial Statements:

Total expected gains, after adjustment and contingent consideration	$35,972

Initial transaction components:
Novations (b)	1,816
Loss on retroactive reinsurance component, before realized gains (c)	(964)
Net gain prior to realized gains on transferred securities supporting retroactive reinsurance component (a)	852
Realized gains on transferred securities supporting retroactive reinsurance component (c)	5,265
Net gains on initial transaction	6,117

Realized gains related to contingent consideration (d)	800

Deferred gains as of March 1, 2016	29,055
Amortization of deferred gains for the year ended December 31, 2016 (d)	25,621
Deferred gains as of December 31, 2016 (e)	3,434
Total net gains realized for 2016 (f)	$32,538
(a) Amount classified within underwriting, general and administrative expenses within the consolidated statements of operations.
(b) Novations of certain insurance policies directly to Sun Life allowed for immediate gain recognition.
(c) Reinsurance of existing claims liabilities requires retroactive accounting necessitating losses to be recognized immediately. However, upon transfer of the associated assets supporting the liabilities, the Company recognized realized gains which more than offset the retroactive losses. The Company was required to classify the realized gains as part of net realized gains on investments, within the consolidated statements of operations.
(d) Amount classified as amortization of deferred gains and gains on disposal of businesses within the consolidated statement of operations.
(e) Amount classified as a component of the deferred gains on disposal of businesses within the consolidated balance sheet.
(f) Total net gains realized for 2016 consists of the sum of the net gains on initial transaction of $6,117, realized gains related to contingent consideration of $800 and the amortization of deferred gains for the year ended December 31, 2016 of $25,621.